Cash and Cash Equivalents:	3 Months Ended
Mar. 31, 2015
Cash and Cash Equivalents: [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	March 31,	December 31,
	2015	2014
Bank deposits	$4,808,086	$6,367,049
Money market funds	72,098	72,098
Total	$4,880,184	$6,439,147